Document and Entity Information	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	SESEN BIO, INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001485003
Amendment Flag	false